Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net Income	$ 3,517	$ 3,395	$ 485
Other Comprehensive Income/(Loss), Net of Income Taxes
Foreign currency translation gains and losses on net investment in foreign operations	1,358	(749)	3
Reclassification of foreign currency translation gains on disposal of foreign operations	0	(77)	0
Change in fair value of net investment hedges	(42)	0	(10)
Change in fair value of cash flow hedges	(10)	3	30
Reclassification to net income of gains and losses on cash flow hedges	21	(2)	42
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(114)	(11)	(26)
Reclassification of actuarial gains and losses on pension and other post-retirement benefit plans	15	16	16
Other comprehensive income/(loss) on equity investments	86	(106)	(87)
Other comprehensive income/(loss) (Note 22)	1,314	(926)	(32)
Comprehensive Income	4,831	2,469	453
Comprehensive (loss)/income attributable to non-controlling interests	(13)	83	241
Comprehensive Income Attributable to Controlling Interests	4,844	2,386	212
Preferred share dividends	163	160	109
Comprehensive Income Attributable to Common Shares	$ 4,681	$ 2,226	$ 103